Other liabilities - Schedule of Other Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Current Liabilities [Abstract]
Advance payments for government grants	€ 412	€ 1,069
Total	€ 412	€ 1,069